Stock-Based Compensation	9 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

10. Stock-Based Compensation

        During the nine months ended September 30, 2015, there were 4,750 annual and senior management and 6,410 strategic grant issuances under the Parent's stock option plan. For the nine months ended September 30, 2015, 1,812 annual and senior management options were forfeited and 3,722 strategic options were forfeited. Further, 117 annual and senior management options and 715 strategic options were exercised for the nine months ended September 30, 2015. As of September 30, 2015 there were 41,747 options outstanding under the annual and senior management plan and 41,700 outstanding under the strategic plan. The weighted average exercise price of annual and strategic stock options were $686 and $608, respectively and the weighted average grant date fair value of annual and strategic stock options were $291 and $331, respectively.

        The weighted average remaining contractual term for the outstanding annual and senior management stock option plans was 6.3 years. The weighted average remaining contractual terms for the outstanding strategic option plan was 5.1 years. Total unrecognized compensation expense was approximately $3.5, which will be recognized over the next 2.4 years for annual awards and 3.6 years for strategic grants. For the nine months ended September 30, 2015 and 2014, compensation expense was approximately $1.6 and $1.8, respectively.